SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 11.3%
	United States Treasury Notes Inflationary Index, 0.125% due 7/15/2022	$ 5,555,300	$ 5,536,768
	United States Treasury Notes,
	0.125% due 1/15/2023	2,767,325	2,751,089
	1.375% due 10/31/2020	1,480,000	1,470,536
	1.625% due 8/31/2019 - 6/30/2020	17,200,000	17,162,268
	Total U.S. Treasury Securities (Cost $26,848,595)		26,920,661
	U.S. Government Agencies — 16.1%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	727,318	719,723
	Federal Farm Credit Bank 3.92% due 7/3/2028	2,505,000	2,505,201
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), Series 2015, 2.291% due 6/30/2027	2,127,396	2,142,330
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	729,817	722,884
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	1,828,750	1,809,508
[a]	2.46% due 12/15/2025	1,625,000	1,642,810
[a,b]	2.947% (LIBOR 3 Month + 0.35%) due 4/15/2025	2,100,000	2,106,681
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	1.87% due 1/15/2026	1,871,579	1,852,448
[a]	2.06% due 1/15/2026	2,450,000	2,448,612
[a]	2.512% due 1/15/2026	3,692,500	3,730,610
	Small Business Administration Participation Certificates,
	Series 2001-20D Class 1, 6.35% due 4/1/2021	136,161	139,625
	Series 2001-20F Class 1, 6.44% due 6/1/2021	124,123	128,019
	Series 2002-20A Class 1, 6.14% due 1/1/2022	116,187	119,334
	Series 2002-20K Class 1, 5.08% due 11/1/2022	95,314	98,505
	Series 2005-20H Class 1, 5.11% due 8/1/2025	124,452	129,681
	Series 2007-20D Class 1, 5.32% due 4/1/2027	304,736	321,693
	Series 2007-20F Class 1, 5.71% due 6/1/2027	165,397	176,156
	Series 2007-20I Class 1, 5.56% due 9/1/2027	618,588	647,829
	Series 2007-20K Class 1, 5.51% due 11/1/2027	339,843	359,973
	Series 2008-20G Class 1, 5.87% due 7/1/2028	1,069,227	1,155,406
	Series 2015-20G Class 1, 2.88% due 7/1/2035	1,901,265	1,960,013
	Series 2015-20I Class 1, 2.82% due 9/1/2035	2,027,309	2,067,259
	Small Business Administration,
	Series 2011-20G Class 1, 3.74% due 7/1/2031	1,487,668	1,554,809
	Series 2011-20K Class 1, 2.87% due 11/1/2031	1,657,933	1,694,369
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	2,500,000	2,509,680
	Union 13 Leasing LLC (Guaranty: Export-Import Bank of the United States), 1.87% due 6/28/2024	1,337,833	1,327,731
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 2.763% (LIBOR 3 Month + 0.43%) due 6/26/2024	4,171,580	4,174,952
	Total U.S. Government Agencies (Cost $38,009,686)		38,245,841
	Mortgage Backed — 60.6%
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	844,671	877,441
	Pool G13804, 5.00% due 3/1/2025	227,112	238,448
	Pool G15227, 3.50% due 12/1/2029	2,126,315	2,212,054
	Pool G16710, 3.00% due 11/1/2030	2,906,669	2,973,614
	Pool G18435, 2.50% due 5/1/2027	1,526,462	1,541,109
	Pool J11371, 4.50% due 12/1/2024	230,780	240,290
	Pool J13583, 3.50% due 11/1/2025	425,928	440,042
	Pool J14888, 3.50% due 4/1/2026	466,892	482,362
	Pool T61943, 3.50% due 8/1/2045	663,448	674,668
	Pool T65457, 3.00% due 1/1/2048	3,151,467	3,159,794
	Federal Home Loan Mtg Corp., CMO,
	Series 1351 Class TE, 7.00% due 8/15/2022	54,903	57,017
	Series 3291 Class BY, 4.50% due 3/15/2022	117,310	118,605
	Series 3640 Class EL, 4.00% due 3/15/2020	50,305	50,437
	Series 3704 Class DC, 4.00% due 11/15/2036	301,791	308,871
	Series 3867 Class VA, 4.50% due 3/15/2024	1,245,035	1,304,468
	Series 3922 Class PQ, 2.00% due 4/15/2041	597,603	591,628
	Series 4050 Class MV, 3.50% due 8/15/2023	1,458,556	1,493,682
	Series 4097 Class TE, 1.75% due 5/15/2039	1,062,281	1,044,024

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[b]	Series 4105 Class FG, 2.794% (LIBOR 1 Month + 0.40%) due 9/15/2042	$ 1,422,984	$ 1,416,644
	Series 4120 Class TC, 1.50% due 10/15/2027	1,485,436	1,448,310
	Series 4120 Class UE, 2.00% due 10/15/2027	1,568,887	1,551,391
	Series K018 Class A1, 1.781% due 10/25/2020	378,224	376,791
	Series K035 Class A1, 2.615% due 3/25/2023	1,769,520	1,783,711
	Series K037 Class A1, 2.592% due 4/25/2023	1,073,972	1,083,050
	Series K038 Class A1, 2.604% due 10/25/2023	3,455,982	3,492,690
	Series K042 Class A1, 2.267% due 6/25/2024	2,772,699	2,782,697
	Series K716 Class A1, 2.413% due 1/25/2021	633,567	633,863
[c]	Series KP02 Class A2, 2.355% due 4/25/2021	429,938	429,395
	Series KS03 Class A2, 2.79% due 6/25/2022	2,500,000	2,542,032
[b]	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series KF15 Class A, 3.101% (LIBOR 1 Month + 0.67%) due 2/25/2023	797,300	797,906
	Federal Home Loan Mtg Corp., REMIC, Series 4072 Class VA, 3.50% due 10/15/2023	1,295,122	1,327,675
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer CMO,
[d]	Series 2017-3 Class HA, 3.00% due 7/25/2056	2,082,759	2,137,646
[d]	Series 2017-4 Class HT, 3.00% due 6/25/2057	1,165,345	1,201,270
[d]	Series 2018-1 Class HA, 2.50% due 5/25/2057	2,597,257	2,604,748
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	1,544,265	1,553,173
	Series 2018-3 Class HA, 3.00% due 8/25/2057	1,817,795	1,827,836
	Series 2018-4 Class HA, 3.00% due 3/25/2058	1,877,817	1,887,208
	Series 2019-1 Class MA, 3.50% due 7/25/2058	2,894,734	2,992,809
	Series 2019-2 Class MA, 3.50% due 8/25/2058	1,969,999	2,042,817
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Series 2018-3 Class HA, 3.50% due 8/25/2057	571,428	592,448
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	1,374,291	1,413,387
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	1,505,306	1,563,591
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	1,233,254	1,278,304
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	2,312,818	2,309,204
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	563,233	558,581
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	636,126	643,215
	Federal National Mtg Assoc.,
	1.875% due 12/28/2020	2,000,000	2,005,231
	Pool 252648, 6.50% due 5/1/2022	9,279	9,688
	Pool 342947, 7.25% due 4/1/2024	5,782	6,008
[b]	Pool 895572, 4.586% (LIBOR 12 Month + 1.82%) due 6/1/2036	166,342	175,100
	Pool AA2870, 4.00% due 3/1/2024	233,554	242,845
	Pool AB7997, 2.50% due 2/1/2023	327,004	329,345
	Pool AB8442, 2.00% due 2/1/2028	3,168,152	3,144,747
	Pool AB8447, 2.50% due 2/1/2028	1,357,349	1,369,612
	Pool AD8191, 4.00% due 9/1/2025	415,127	433,781
	Pool AE0704, 4.00% due 1/1/2026	1,600,322	1,672,232
	Pool AH3487, 3.50% due 2/1/2026	1,884,643	1,945,966
	Pool AJ1752, 3.50% due 9/1/2026	1,299,982	1,342,281
	Pool AK6518, 3.00% due 3/1/2027	990,410	1,013,261
	Pool AK6768, 3.00% due 3/1/2027	1,322,574	1,351,435
	Pool AL9821, 2.50% due 1/1/2032	4,617,689	4,657,963
	Pool AS4916, 3.00% due 5/1/2030	2,840,064	2,903,816
	Pool AS9749, 4.00% due 6/1/2047	2,153,778	2,245,670
	Pool AU2669, 2.50% due 10/1/2028	1,322,555	1,334,503
	Pool BF0130, 3.50% due 8/1/2056	641,845	663,320
	Pool BF0144, 3.50% due 10/1/2056	866,625	899,413
	Pool BM4864, 3.50% due 5/1/2033	2,236,863	2,332,016
	Pool BM5490, 3.50% due 11/1/2031	2,808,024	2,906,413
	Pool CA0200, 3.00% due 8/1/2032	2,303,783	2,361,256
	Pool MA0380, 4.00% due 4/1/2020	23,365	23,451
	Pool MA1582, 3.50% due 9/1/2043	3,540,806	3,668,129
	Pool MA1585, 2.00% due 9/1/2023	973,757	972,873
	Pool MA2322, 2.50% due 7/1/2025	942,948	951,467
	Pool MA2353, 3.00% due 8/1/2035	2,022,600	2,071,565
	Pool MA2480, 4.00% due 12/1/2035	1,961,044	2,054,518
	Pool MA2499, 2.50% due 1/1/2026	1,629,993	1,644,719
	Pool MA3465, 4.00% due 9/1/2038	2,281,839	2,383,474
	Pool MA3557, 4.00% due 1/1/2029	2,718,486	2,834,268
	Pool MA3681, 3.00% due 6/1/2034	2,324,031	2,370,388
	Federal National Mtg Assoc., CMO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series 1993-32 Class H, 6.00% due 3/25/2023	$ 7,130	$ 7,391
[c]	Series 2009-17 Class AH, 0.642% due 3/25/2039	336,407	286,762
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	10,305	10,405
	Series 2011-45 Class VA, 4.00% due 3/25/2024	594,538	594,051
	Series 2011-63 Class MV, 3.50% due 7/25/2024	29,866	29,856
	Series 2011-70 Class CA, 3.00% due 8/25/2026	3,117,827	3,110,312
	Series 2012-20 Class VT, 3.50% due 3/25/2025	2,448,396	2,477,628
	Series 2012-36 Class CV, 4.00% due 6/25/2023	1,593,810	1,630,129
[b]	Series 2013-81 Class FW, 2.704% (LIBOR 1 Month + 0.30%) due 1/25/2043	2,292,489	2,272,736
[b]	Series 2013-92 Class FA, 2.954% (LIBOR 1 Month + 0.55%) due 9/25/2043	1,658,737	1,665,917
[b]	Series 2015-SB5 Class A10, 3.15% (LIBOR 1 Month + 3.15%) due 9/25/2035	1,433,092	1,462,822
[b]	Series 2018-SB47 Class A5H, 2.92% (LIBOR 1 Month + 2.92%) due 1/25/2038	1,465,850	1,494,608
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	998,618	1,017,812
	Government National Mtg Assoc.,
[c]	Pool 751388, 5.304% due 1/20/2061	845,482	853,062
[c]	Pool 751392, 5.00% due 2/20/2061	4,247,373	4,427,074
[b]	Pool 894205, 3.75% (H15T1Y + 1.50%) due 8/20/2039	333,797	342,912
[b]	Pool MA0100, 3.625% (H15T1Y + 1.50%) due 5/20/2042	569,120	589,016
	Pool MA0907, 2.00% due 4/20/2028	1,808,704	1,792,516
	Government National Mtg Assoc., CMO,
	Series 2010-160 Class VY, 4.50% due 1/20/2022	275,647	281,657
	Series 2017-186 Class VA, 3.00% due 2/20/2031	2,740,661	2,796,443
	Mortgage-Linked Amortizing Notes CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	414,813	414,659
	Total Mortgage Backed (Cost $142,904,228)		143,959,468
	Asset Backed Securities — 1.5%
	Other Asset Backed — 1.5%
	Small Business Administration Participation Certificates, Series 2017-20I Class 1, 2.59% due 9/1/2037	3,632,571	3,664,840
			3,664,840
	Total Asset Backed Securities (Cost $3,581,563)		3,664,840
	Corporate Bonds — 1.5%
	Telecommunication Services — 1.5%
	Wireless Telecommunication Services — 1.5%
	Sprint Communications, Inc., 9.25% due 4/15/2022	3,000,000	3,465,000
			3,465,000
	Total Corporate Bonds (Cost $3,478,038)		3,465,000
	Short-Term Investments — 9.7%
	Bank of New York Tri-Party Repurchase Agreement 2.48% dated 6/28/2019 due 7/1/2019, repurchase price $4,000,827 collateralized by 7 U.S. Government debt securities, having an average coupon of 4.69%, a minimum credit rating of BBB-, maturity dates from 10/25/2021 to 5/20/2048, having an aggregate market value of $4,067,071 at 6/30/2019	4,000,000	4,000,000
	Federal Home Loan Bank Discount Notes,
	2.00% due 7/1/2019	13,643,000	13,643,000
	2.15% due 7/3/2019	5,585,000	5,584,333
	Total Short-Term Investments (Cost $23,227,333)		23,227,333
	Total Investments — 100.7% (Cost $238,049,443)		$239,483,143
	Liabilities Net of Other Assets — (0.7)%		(1,778,665)
	Net Assets — 100.0%		$237,704,478

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.
c	Variable rate coupon, rate shown as of June 30, 2019
d	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2019.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2019 (Unaudited)

CMO	Collateralized Mortgage Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$ 26,920,661	$ 26,920,661	$ —	$ —
U.S. Government Agencies	38,245,841	—	38,245,841	—
Mortgage Backed	143,959,468	—	143,959,468	—
Asset Backed Securities	3,664,840	—	3,664,840	—
Corporate Bonds	3,465,000	—	3,465,000	—
Short-Term Investments	23,227,333	—	23,227,333	—
Total Investments in Securities	$239,483,143	$26,920,661	$212,562,482	$—
Total Assets	$239,483,143	$26,920,661	$212,562,482	$—